Investment Strategy - Clough Global Macro ETF	Oct. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing across a broad range of asset classes and geographies. Based on the adviser’s assessment of global investment themes and the fundamental value or growth potential of a particular company, the Fund may hold long and/or short positions in equity securities, fixed-income securities, futures contracts, options, and commodity-linked instruments. The Fund may use short positions (e.g., the Fund may establish short positions in specific securities, indices, or instruments) to capitalize on price declines for return generation or to express a specific view on a sector, industry, or individual issuer and/or to seek to reduce volatility and limit exposure to market declines, based on the adviser’s investment outlook. The Fund may invest in securities of any market capitalization located in the U.S. and in countries outside the U.S., including emerging markets.

The equity securities and equity-related instruments in which the Fund may invest include (i) exchange-traded and over-the-counter common and preferred stocks; (ii) equity-linked notes; (iii) real estate investment trusts (“REITs”); (iv) master limited partnership (“MLP”) interests; (v) business development companies (“BDCs”); (vi) convertible securities; (vii) securities on a when-issued basis; and (viii) mutual funds, ETFs, closed-end funds, or other pooled investment vehicles that invest primarily in any of the preceding.

The Fund may invest in fixed-income securities with varying maturities and credit qualities, including corporate bonds, U.S. government and agency securities, mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. government or its agencies, asset-backed securities (“ABS”), floating rate securities, bank loans, securitized bonds, and other types of fixed-income instruments. These fixed-income securities may have varying maturities (e.g., long-term, intermediate, or short-term) and credit qualities, including those with credit quality below investment grade (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.

The Fund may use derivatives, including options, futures, and swaps, to enhance returns, hedge portfolio risks, or gain market exposure. The Fund may also invest in commodity-linked instruments that provide exposure to physical commodities such as energy, metals, and agricultural products.

The adviser uses a combination of top-down macroeconomic analysis and bottom-up fundamental research to make allocation decisions. Through top-down analysis, the adviser seeks to identify significant global investment themes-industry or economic trends it believes will impact multiple sectors or regions of the global economy and develops strategies for the Fund to capitalize on emerging patterns or changes in the economic landscape. Through bottom-up analysis, individual securities are selected based on qualitative and quantitative factors, including: (i) for equity securities, a company’s competitive position, quality of management, quality of earnings and cash flow visibility, balance sheet strength, and relative valuation; and (ii) for fixed-income securities, credit quality, maturity, duration, interest rate sensitivity, and other fundamental characteristics. The adviser adjusts allocations when a different investment presents a more attractive risk-return opportunity or when an existing allocation is not performing as expected.

The Fund is non-diversified and may invest a greater percentage of its assets in the securities of fewer issuers than a diversified fund.